Recent Accounting Pronouncements and Significant Accounting Policies, Dry-Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dry-Docking Costs [Abstract]
Unamortized dry-docking costs	$ 1,408	$ 0
Loss / (gain) on vessels' sale	0	319	$ (127)
Container Vessels [Member]
Dry-Docking Costs [Abstract]
Loss / (gain) on vessels' sale		66	117
Tanker Vessels [Member]
Dry-Docking Costs [Abstract]
Amortization of dry-docking costs	$ 68	0	0
Discontinued Operations [Member] | Container Vessels [Member]
Dry-Docking Costs [Abstract]
Amortization of dry-docking costs		68	389
Impairment charge		$ 0	$ 598